UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
June 24, 2008 to July 23, 2008
Commission File Number of issuing entity: 000-130555-01
AMERICAN EXPRESS ISSUANCE TRUST
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 000-130522
American Express Receivables Financing Corporation V LLC
(Exact name of depositor as specified in its charter)
American Express Travel Related Services Company, Inc.
(Exact name of sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of issuing entity)
20-2007139
(I.R.S. Employer Identification Number of depositor)

c/o Wilmington Trust Company
1100 North Market Street
Wilmington, Delaware	19890

(Address of principal executive	Zip Code
offices of issuing entity)
(302) 636-6392
(Telephone number, including area code)
Not Applicable
(Former name, former address, if changed since last report)
Each class of Series A and Series B Asset Backed Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑    No ☐

PART I — DISTRIUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.
PART II — OTHER INFORMATION
Item 9. Exhibits.

Exhibit No.	Description

99	Monthly Servicer’s Certificate for the Monthly Period ending July 23, 2008 and the related payment dates.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date: August 15, 2008

American Express Receivables Financing Corporation V LLC,
Depositor

By:	/s/ Maureen Ryan
Name:	Maureen Ryan
Title:	Vice President and Treasurer